Delaware VIP® Trust — Delaware VIP International Series
Schedule of investments
March 31, 2020 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 98.16% Δ			Common Stock Δ (continued)
Denmark - 7.85%			Netherlands - 7.52%
Novo Nordisk Class B	176,600$	10,545,862	Koninklijke Ahold Delhaize	433,810	$10,106,284
		10,545,862			10,106,284
France - 22.74%			Sweden - 3.99%
Air Liquide	64,290	8,206,459	Hennes & Mauritz Class B	107,000	1,369,257
Danone	128,170	8,202,655	Securitas Class B	371,230	3,987,922
Orange	416,380	5,041,304			5,357,179
Publicis Groupe	174,850	4,997,026	Switzerland - 16.45%
Sodexo	61,280	4,115,273	Nestle	85,650	8,767,802
		30,562,717	Roche Holding	30,940	9,954,698
Germany - 7.77%			Swatch Group	17,280	3,393,766
adidas AG	14,810	3,288,225			22,116,266
Fresenius Medical Care AG & Co	109,590	7,153,597	United Kingdom - 7.13%
		10,441,822	Diageo	165,000	5,232,071
Ireland - 1.61%			G4S	2,579,850	2,934,330
Kerry Group Class A	18,600	2,158,066	Next	28,230	1,416,266
		2,158,066			9,582,667
Japan - 23.10%			Total Common Stock
Asahi Group Holdings	99,900	3,241,075	(cost $147,974,471)		131,921,400
Kao	34,800	2,835,095
KDDI	224,500	6,631,414	Exchange-Traded Funds - 1.25%
Kirin Holdings	94,000	1,856,524	iShares MSCI EAFE ETF	715	38,224
Lawson	64,000	3,512,947	Vanguard FTSE Developed Markets ETF .	49,425	1,647,829
Makita	122,800	3,745,861	Total Exchange-Traded Funds
Secom	25,800	2,133,873	(cost $2,108,713)		1,686,053
Seven & i Holdings	214,800	7,093,748
		31,050,537

Total Value of Securities - 99.41%
(cost $150,083,184)					133,607,453
Receivables and Other Assets Net of Liabilities - 0.59%					793,715
Net Assets Applicable to 6,478,638 Shares Outstanding - 100.00%					$134,401,168

Δ Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at March 31, 2020:

Foreign Currency Exchange Contracts

		Currency to			Settlement	Unrealized
Counterparty		Receive (Deliver)		In Exchange For	Date	Depreciation
BNYM	CHF	(336,575)	USD	349,085	4/2/20	$(631)
BNYM	DKK	(689,711)	USD	101,754	4/2/20	(145)
BNYM	EUR	(305,566)	USD	336,214	4/2/20	(814)
BNYM	JPY	(67,169,349)	USD	617,998	4/2/20	(6,724)
BNYM	SEK	13,595,453	USD	(1,374,624)	4/2/20	(247)
Total Foreign Currency Exchange Contracts						$(8,561)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements.
The foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

NQ-FL6 [3/20] 5/20 (1178321) International Series-1

Delaware VIP® International Series
Schedule of investments (continued)

Summary of abbreviations:
AG - Aktiengesellschaft
BNYM - The Bank of New York Mellon
CHF - Swiss Franc
DKK - Danish Krone
EAFE - Europe, Australasia, and the Far East
ETF - Exchange-Traded Fund
EUR - Euro
FTSE - Financial Times Stock Exchange 100 Index
JPY - Japanese Yen
MSCI - Morgan Stanley Capital International
SEK - Swedish Krona
USD - US Dollar

NQ-FL6 [3/20] 5/20 (1178321) International Series-2